Principal Components of Net Deferred Tax Balances (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Future policy benefits payable	$ 303	$ 246
Compensation and other accrued expenses	185	174
Benefits payable	111	91
Net operating loss carryforward	49	203
Deferred acquisition costs	46	37
Unearned premiums	10	11
Capital loss carryforward	0	13
Other	12	9
Total deferred income tax assets	716	784
Valuation allowance	(28)	(28)
Total deferred income tax assets, net of valuation allowance	688	756
Depreciable property and intangible assets	(453)	(465)
Investment securities	(78)	(265)
Prepaid expenses	(83)	(59)
Total deferred income tax liabilities	(614)	(789)
Total net deferred income tax assets (liabilities)	74	(33)
Other current assets	60	0
Other long-term assets	14	12
Trade accounts payable and accrued expenses	0	(45)
Total net deferred income tax assets (liabilities)	$ 74	$ (33)